Note 6 - Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance	$ 372,292	$ 97,252
Transfer from deposit on mill equipment	12,618,109
Balance	13,764,928	372,292
Carrying amounts	372,292	372,292
Computer software [member]
Statement Line Items [Line Items]
Balance	25,352	30,239
Balance	24,467	25,352
Carrying amounts	25,352	25,352
Vehicles [member]
Statement Line Items [Line Items]
Balance		2,010
Balance
Carrying amounts
Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	19,609	3,495
Balance	19,291	19,609
Carrying amounts	19,609	19,609
Computer equipment [member]
Statement Line Items [Line Items]
Balance	33,497	26,709
Balance	25,018	33,497
Carrying amounts	33,497	33,497
Geological library [member]
Statement Line Items [Line Items]
Balance	2,394	2,994
Balance	1,915	2,394
Carrying amounts	2,394	2,394
Field equipment [member]
Statement Line Items [Line Items]
Balance	25,443	31,805
Balance	20,354	25,443
Carrying amounts	25,443	25,443
Mill Equipment [member]
Statement Line Items [Line Items]
Balance	265,997
Balance	13,673,883	265,997
Carrying amounts	13,673,883	265,997
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	1,264,299	995,754
Additions	802,804	305,074
Transfer from deposit on mill equipment	12,618,109
Balance	14,685,212	1,264,299
Carrying amounts	1,264,299	1,264,299
Disposals		(36,529)
Gross carrying amount [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	189,563	185,263
Additions	7,204	4,300
Transfer from deposit on mill equipment
Balance	196,767	189,563
Carrying amounts	189,563	189,563
Disposals
Gross carrying amount [member] | Vehicles [member]
Statement Line Items [Line Items]
Balance	110,040	146,569
Additions
Transfer from deposit on mill equipment
Balance	110,040	110,040
Carrying amounts	110,040	110,040
Disposals		(36,529)
Gross carrying amount [member] | Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	154,093	135,064
Additions	4,126	19,029
Transfer from deposit on mill equipment
Balance	158,219	154,093
Carrying amounts	154,093	154,093
Disposals
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	247,199	231,451
Additions	1,697	15,748
Transfer from deposit on mill equipment
Balance	248,896	247,199
Carrying amounts	247,199	247,199
Disposals
Gross carrying amount [member] | Geological library [member]
Statement Line Items [Line Items]
Balance	51,760	51,760
Additions
Transfer from deposit on mill equipment
Balance	51,760	51,760
Carrying amounts	51,760	51,760
Disposals
Gross carrying amount [member] | Field equipment [member]
Statement Line Items [Line Items]
Balance	245,647	245,647
Additions
Transfer from deposit on mill equipment
Balance	245,647	245,647
Carrying amounts	245,647	245,647
Disposals
Gross carrying amount [member] | Mill Equipment [member]
Statement Line Items [Line Items]
Balance	265,997
Additions	789,777	265,997
Transfer from deposit on mill equipment	12,618,109
Balance	13,673,883	265,997
Carrying amounts	265,997	265,997
Disposals
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	892,007	898,502
Balance	920,284	892,007
Depreciation	28,277	28,274
Carrying amounts	892,007	892,007
Disposals		(34,769)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	164,211	155,024
Balance	172,300	164,211
Depreciation	8,089	9,187
Carrying amounts	164,211	164,211
Disposals
Accumulated depreciation, amortisation and impairment [member] | Vehicles [member]
Statement Line Items [Line Items]
Balance	110,040	144,559
Balance	110,040	110,040
Depreciation		250
Carrying amounts	110,040	110,040
Disposals		(34,769)
Accumulated depreciation, amortisation and impairment [member] | Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	134,484	131,569
Balance	138,928	134,484
Depreciation	4,444	2,915
Carrying amounts	134,484	134,484
Disposals
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	213,702	204,742
Balance	223,878	213,702
Depreciation	10,176	8,960
Carrying amounts	213,702	213,702
Disposals
Accumulated depreciation, amortisation and impairment [member] | Geological library [member]
Statement Line Items [Line Items]
Balance	49,366	48,766
Balance	49,845	49,366
Depreciation	479	600
Carrying amounts	49,366	49,366
Disposals
Accumulated depreciation, amortisation and impairment [member] | Field equipment [member]
Statement Line Items [Line Items]
Balance	220,204	213,842
Balance	225,293	220,204
Depreciation	5,089	6,362
Carrying amounts	220,204	220,204
Disposals
Accumulated depreciation, amortisation and impairment [member] | Mill Equipment [member]
Statement Line Items [Line Items]
Balance
Balance
Depreciation
Carrying amounts
Disposals